Lease - Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Lease liabilities
Total long-term lease liabilities	R 14,382	R 14,266
Short-term portion (included in short-term debt)	1,915	1,768
Lease liabilities	16,297	16,034	R 15,677
Reconciliation
Balance at beginning of year	16,034	15,677
New lease contracts	1,385	1,979
Payments made on lease liabilities	(2,269)	(2,264)	(2,180)
Modifications and reassessments	349	(23)
Interest accrued	293	453
Termination of lease liability	(517)	(63)
Transfer to disposal groups held for sale		(362)
Translation of foreign operations	1,022	637
Balance at end of year	R 16,297	R 16,034	R 15,677